Related Party Transactions - Private placement warrants (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended	12 Months Ended
	Nov. 03, 2020	Aug. 28, 2020	Mar. 31, 2024	Dec. 31, 2023	Jun. 01, 2023	Oct. 31, 2022
Related Party Transactions
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination			30 days	30 days
Sponsor
Related Party Transactions
Exercise price of warrants (in dollars per share)						$ 1.50
Class A common stock
Related Party Transactions
Exercise price of warrants (in dollars per share)				$ 11.50
Private Placement
Related Party Transactions
Number of warrants to purchase the shares issued (in shares)	11,333,333
Number of shares issuable per warrant (in shares)	1
Price of warrants (in dollars per share)	$ 1.50
Proceeds from issuance of warrants	$ 17.0
Private Placement | Sponsor
Related Party Transactions
Exercise price of warrants (in dollars per share)					$ 1.50
Private Placement | Class A common stock
Related Party Transactions
Number of shares issuable per warrant (in shares)	1	1	1	1
Exercise price of warrants (in dollars per share)	$ 11.50		$ 11.50
Price of warrants (in dollars per share)		$ 1.50
Proceeds from issuance of warrants		$ 17.0